    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 1997


                                                     1933 ACT FILE NO. 2-90946
                                                     1940 ACT FILE NO. 811-4015
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A


                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                   [X]
                       POST-EFFECTIVE AMENDMENT NO. 36                 [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940               [X]
                               AMENDMENT NO. 39                        [X]
                        EATON VANCE MUTUAL FUNDS TRUST
             ----------------------------------------------------
             (FORMERLY EATON VANCE GOVERNMENT OBLIGATIONS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                    --------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):


[ ] immediately upon filing               [ ] on (date) pursuant to
    pursuant to paragraph (b)                 paragraph (a)(1)
[X] on August 1, 1997                     [ ] 75 days after filing pursuant to
    pursuant to paragraph (b)                 paragraph (a)(2)
[ ] 60 days after filing                  [ ] on (date) pursuant to
    pursuant to paragraph (a)(1)              paragraph (a)(2).


If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a perviously filed post-effective amendment.


    High Income Portfolio has also executed this Registration Statement.

    The Registrant has filed a Declaration pursuant to Rule 24f-2 and on May 15, 1997 filed its "Notice" as required by that Rule for the series of the Registrant with a fiscal year end of March 31, 1997, on February 20, 1997 filed its "Notice" for the series of the Registrant with a fiscal year end of December 31, 1996 and on December 23, 1996 filed its "Notice" for the series of the Registrant with a fiscal year end of October 31, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the Securities Act of 1933


    Part A--The Prospectuses of:
            EV Classic High Income Fund
            EV Marathon High Income Fund

    Part B--The Statements of Additional Information of:
            EV Classic High Income Fund
            EV Marathon High Income Fund

    Part C--Other Information


    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                         EV CLASSIC HIGH INCOME FUND
                         EV MARATHON HIGH INCOME FUND
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
------            --------                     -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Fund's Financial
                    Information                  Highlights; Performance
                                                 Information
 4. ............  General Description of       The Fund's Investment
                    Registrant                   Objective; Investment
                                                 Policies and Risks;
                                                 Organization of the Fund and
                                                 the Portfolio
 5. ............  Management of the Fund       Management of the Fund and the
                                                 Portfolio
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Fund and
                    Securities                   the Portfolio; Reports to
                                                 Shareholders; The Lifetime
                                                 Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Fund Shares;
                    Being Offered                Distribution Plan; How to Buy
                                                 Fund Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B                                           STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                     INFORMATION CAPTION
--------          ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Investment Restrictions
14. ............  Management of the Fund       Trustees and Officers; Fees and
                                                 Expenses
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser and
                    Other                        Administrator; Distribution
                    Services                     Plan; Custodian; Independent
                                                 Certified Public Accountants;
                                                 Fees and Expenses
17. ............  Brokerage Allocation and     Portfolio Security
                    Other                        Transactions; Fees and
                    Practices                    Expenses
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Service for Withdrawal;
                                                 Distribution Plan; Fees and
                                                 Expenses
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter; Fees and
                                                 Expenses
22. ............  Calculation of Performance   Investment Performance;
                    Data                         Performance Information
23. ............  Financial Statements         Financial Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                   EV CLASSIC
                                HIGH INCOME FUND
--------------------------------------------------------------------------------

EV CLASSIC HIGH INCOME FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE A HIGH LEVEL OF CURRENT INCOME. THE FUND INVESTS ITS ASSETS IN HIGH INCOME PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").


THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING UP TO 100% OF ITS ASSETS IN LOWER-RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS", THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT, THAN THOSE OF HIGHER-RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS AND INVEST FOR THE LONG TERM. SEE "THE FUND'S INVESTMENT OBJECTIVE" AND "INVESTMENT POLICIES AND RISKS."


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated August 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                                        PAGE                                                    PAGE
Shareholder and Fund Expenses ..........................  2  How to Redeem Fund Shares .......................... 11
The Fund's Financial Highlights ........................  3  Reports to Shareholders ............................ 12
The Fund's Investment Objective ........................  4  The Lifetime Investing Account/Distribution Options  12
Investment Policies and Risks ..........................  4  The Eaton Vance Exchange Privilege ................. 13
Organization of the Fund and the Portfolio .............  7  Eaton Vance Shareholder Services ................... 14
Management of the Fund and the Portfolio ...............  8  Distributions and Taxes ............................ 15
Distribution Plan ......................................  9  Performance Information ............................ 15
Valuing Fund Shares .................................... 10  Appendix A ......................................... 17
How to Buy Fund Shares ................................. 10  Appendix B ......................................... 19
--------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES
-------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                             None
Sales Charges Imposed on Reinvested Distributions                        None
Fees to Exchange Shares                                                  None
Contingent Deferred Sales Charges Imposed on
  Redemption during the First Year (as a
  percentage of redemption proceeds exclusive of
  all reinvestments and capital
  appreciation in the account)                                          1.00%

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a
percentage of average daily net assets)
-------------------------------------------------------------------------------
Investment Adviser Fee                                                  0.61%
Rule 12b-1 Distribution (and Service) Fees                              1.00%
Other Expenses (after expense allocation)                               0.13%
                                                                        ----
    Total Operating Expenses (after expense allocation)                 1.74%
                                                                        ====

EXAMPLE                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------                              ------     -------     -------     --------
An investor would pay the following
expenses (including a contingent
deferred sales charge in the case of
redemption during the first year after
purchase) on a $1,000 investment,
assuming (a) 5% annual return
and (b) redemption at the end of
each period:                          $28         $55         $94         $205


NOTES:


The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Absent an allocation of expenses to the Administrator, Other Expenses would have been 0.68% and Total Operating Expenses would have been 2.29%.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of the Fund and the Portfolio, see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares") and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege". In the Example above, expenses would be $10 less in the first year if there was no redemption.


The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.


The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The Fund's financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in the Fund's annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------
                                                   YEAR ENDED MARCH 31,
                                            ----------------------------------
                                             1997          1996          1995*
                                            --------     --------      -------
NET ASSET VALUE, beginning of year          $  9.650     $  9.430      $10.000
                                            --------     --------      -------
INCOME FROM OPERATIONS:
  Net investment income                     $  0.878     $  0.888      $ 0.735
  Net realized and unrealized gain (loss)
    on investments                             0.181        0.225       (0.544)
                                            --------     --------      -------
    Total income from operations            $  1.059     $  1.113      $ 0.191
                                            --------     --------      -------
LESS DISTRIBUTIONS:
  From net investment income                $ (0.869)    $ (0.888)     $ (0.735)
  In excess of net investment income(1)      --            (0.005)      (0.026)
                                            --------     --------      -------
    Total distributions                     $ (0.869)    $ (0.893)    $ (0.761)
                                            --------     --------      -------
NET ASSET VALUE, end of year                $  9.840     $  9.650     $  9.430
                                            ========     ========     ========
TOTAL RETURN(2)                               11.44%       12.25%        1.89%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)      $17,292     $  7,614     $  2,076
  Ratio of net expenses to average daily
    net assets (3)                             1.74%        1.69%        2.04%+
  Ratio of net investment income to
    average daily net assets                   8.88%        9.17%        9.17%+

** For the periods indicated, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE             $  0.823     $  0.738     $  0.482
                                            ========     ========     ========
RATIOS (As a percentage of average daily net assets):
  Expenses(3)                                  2.29%        3.24%        5.20%+
  Net investment income                        8.32%        7.62%        6.01%+

  * For the period from the start of business, June 8, 1994, to March 31, 1995. + Computed on an annualized basis.
(1) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
(2) Total return is calculated asuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME. The Fund currently seeks to meet its investment objective by investing its assets in the High Income Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Portfolio seeks to invest a significant portion of its assets in high-yielding, high risk, fixed-income securities (commonly referred to as "junk-bonds") to achieve this objective. The Fund's and the Portfolio's investment objectives are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio, respectively, without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval. The Fund may not be appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.


INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Portfolio normally is invested as follows:

  o at least 80% of its net assets in fixed- income securities, including convertible securities; and
  o up to 20% of its net assets in common stocks and other equity securities when consistent with its objective or acquired as part of a unit combining fixed-income and equity securities.


THE PORTFOLIO WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN THE LOWEST INVESTMENT GRADE AND LOWER RATED OBLIGATIONS (RATED BAA OR LOWER BY MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") OR BBB OR LOWER BY STANDARD & POOR'S RATINGS GROUP ("S&P")) AND UNRATED OBLIGATIONS. For a description of Moody's and S&P's ratings of fixed-income securities, see Appendix A to this Prospectus. Unrated bonds are generally regarded as being speculative and expose the investor to risks with respect to the issuer's capacity to pay interest and repay principal which are similar to the risks of lower rated bonds. At March 31, 1997, the Portfolio had approximately 93.7% of its assets invested in high yield, high risk bonds that were rated lower than investment grade or unrated. See Appendix B to this Prospectus for the Portfolio's asset composition information for the most recent fiscal year of the Fund.


The Portfolio invests a substantial portion of its assets in high yield, high risk securities issued in connection with mergers, acquisitions, leveraged buy-outs, recapitalizations and other highly leveraged transactions. These securities are subject to substantially greater credit risks than some of the other fixed-income securities in which the Portfolio may invest. These credit risks include the possibility of default or bankruptcy of the issuer. These securities are less liquid than other fixed-income securities. During periods of deteriorating economic conditions and contraction in the credit markets, the ability of issuers of such securities to service their debt, meet projected goals, or obtain additional financing may be impaired. For more detailed information about the risks associated with investing in such securities, see "Risk Considerations" below.

The Portfolio may also invest a portion of its assets in debt securities that are not paying current income in anticipation of the receipt of possible future income or capital appreciation. Interest and/or principal payments thereon could be in arrears when such securities are acquired, and the issuer may be in bankruptcy or undergoing a debt restructuring or reorganization. Such securities may be unrated or the lowest rated obligations (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. The Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. The Portfolio may also acquire other securities issued in exchange for such obligations or issued in connection with the debt restructuring or reorganization of the issuers, or where such acquisition, in the judgment of the Investment Adviser, may enhance the value of such obligations or would otherwise be consistent with the Portfolio's investment policies.

Although the Investment Adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverages, and earnings prospects. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Portfolio's objective depends more on the Investment Adviser's judgment and analytical abilities than would be the case if the Portfolio were investing primarily in securities in the higher rating categories.


When the Investment Adviser believes that it is appropriate to do so, for defensive purposes, such as during abnormal market or economic conditions, more than 35% of the Portfolio's assets may be temporarily invested in securities rated A or better by Moody's or S&P. All or a portion of the Portfolio's assets may be invested temporarily in cash or short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements.


FIXED-INCOME OBLIGATIONS. The fixed-income securities in which the Portfolio may invest include preferred and preference stocks and all types of debt obligations of both domestic and foreign issuers, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sale contracts, commercial paper, and obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, any foreign government or any of their respective political subdivisions, agencies or instrumentalities. Debt securities may bear fixed, fixed and contingent, variable or floating rates of interest. Investments in foreign securities may not exceed 25% of total assets.


The Portfolio may also invest a portion of its assets in loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the Portfolio may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Loan interests, which may take the form of participation interests in, assignments of or novations of a loan, may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions which have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve the risk of insolvency of the agent lending bank or other financial intermediary.

The Portfolio may hold up to 15% of its net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Section 4
(2) and Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. As of June 30, 1997, more than 14% of the Portfolio's assets were invested in liquid 144A securities.

INVESTMENT PRACTICES
DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to hedge against fluctuations in interest rates, securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income portfolio or as a substitute for the purchase or sale of securities or currency. Options may be written to enhance income. The Portfolio's transactions in derivative instruments may include the purchase or sale of futures contracts on securities, (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Euro-dollar time deposits, and economic indices) or currencies; options on futures contracts; exchange-traded options on securities, indices or currencies; and forward contracts to purchase or sell currencies. All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in interest rates, securities prices or currency exchange rates; the inability to close out a position; tax constraints on closing out positions; default by the counterparty; imperfect correlation between a position and the desired hedge; and portfolio management constraints on disposing of securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Investment Adviser's use of derivative instruments will be advantageous to the Portfolio.


The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instrument and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets.


The Portfolio may write (sell) covered call and put options only with respect to up to 25% of its net assets. To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission (the "CPTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contacts the Portfolio has entered into. The Portfolio did not engage in such transactions during the fiscal year ended March 31, 1997, and there is no assurance that it will engage in such transactions in the future.

RISK CONSIDERATIONS

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in below investment grade debt obligations (commonly referred to as "junk bonds") before making an investment in the Fund. The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio has placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase such securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities.

The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the timing of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

While the Investment Adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession.


The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities already held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio security holdings can be expected to decline. Changes in the credit quality of issuers of debt obligations held by the Portfolio will affect the principal value (and possibly the income earned) on such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The Portfolio will not dispose of a security solely because its rating is reduced below its rating at the time of purchase, although the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.

Interest and/or principal payments on securities in default may be in arrears when such securities are acquired, and the issuer may be in bankruptcy or undergoing a debt restructuring or reorganization. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to take possession of and manage assets securing the issuer's obligation on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

Loan interests generally are not rated by any nationally recognized rating service and are, at present, not readily marketable and may be subject to contractual restrictions on resale. An investment in restricted securities may involve relative greater risk and cost to the Portfolio because of their illiquidity. Moreover, liquid Rule 144A securities may increase the level of Portfolio illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.


Fixed-income securities that the Portfolio may invest in also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, in accordance with applicable law, the Fund's share of which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Portfolio may be required to liquidate other portfolio securities to enable the Fund to satisfy its distribution obligations.

Investing in foreign securities may represent a greater degree of risk than investing in domestic securities, because of the possibility of exchange rate fluctuations, less publicly-available financial and other information, more volatile and less liquid markets, less securities regulation, higher brokerage costs, imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions.


  THE FUND AND THE PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND THE PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Effective March 31, 1998, the Trustees of the Trust have approved restructuring the Fund whereby it will become the Class C shares of Eaton Vance High Income Fund. Another fund with the same investment objective and policies that also invests in the Portfolio will become Class B. It is anticipated that this restructuring will reduce Fund operating expenses, thereby enhancing long-term returns and improving operational flexibility. The conversion to the multiple-class structure will not be a taxable transaction or change the value or cost basis of existing shareholders' investments. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains that would be the case if the restructuring did not occur. This result could occur because allocation of the Portfolio's current unrealized capital gains will be different under multiple- class accounting rules than has been the case under the partnership accounting of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the Investment Adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change is to alter current tax obligations and tax obligations upon redemption (by the same amount).

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:


                                                       ANNUAL        DAILY
CATEGORY  DAILY NET ASSETS                             ASSET RATE    INCOME RATE
--------------------------------------------------------------------------------
1         up to $500 million                           0.300%        3.00%
2         $500 million but less than $1 billion        0.275%        2.75%
3         $1 billion but less than $1.5 billion        0.250%        2.50%
4         $1.5 billion but less than $2 billion        0.225%        2.25%
5         $2 billion but less than $3 billion          0.200%        2.00%
6         $3 billion and over                          0.175%        1.75%

As of March 31, 1997, the Portfolio had net assets of $706,711,462. For the fiscal year ended March 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.61% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarly in investment management and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Hooker Talcott, Jr. has acted as the portfolio manager of the Portfolio since it commenced operations. Mr. Talcott has been a Vice President of Eaton Vance since 1987 and of BMR since 1992. Michael Weilheimer is the co-portfolio manager and has been a Vice President of Eaton Vance since 1992.

BMR places the portfolio transactions of the Portfolio for execution with many broker-dealer firms. Fixed-income securities are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms to execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for its services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION PLAN
-------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). UNDER THE PLAN, THE FUND PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF FUND SHARES. The Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Fund shares and for interest expenses. The Principal Underwriter currently expects to pay to Authorized Firms (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the sales commission as reimbursement for the sales commissions made to Authorized Firms at the time of sale. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter by the Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and contingent deferred sales charges received by it) may exist indefinitely. During the fiscal year ended March 31, 1997, the Fund paid or accrued fees under the Plan equivalent to .75% of the Fund's average daily net assets. As of March 31, 1997, uncovered distribution charges amounted to approximately $1,471,000 (equivalent to 8.5% of the Fund's net assets). For more information, see "Distribution Plan" in the Statement of Additional Information.

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. The Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. For the fiscal year ended March 31, 1997, the Fund paid or accrued service fees equivalent to .25% of the Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of uncovered distribution charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
--------------------------------------------------------------------------------


THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by IBT Fund Services (Canada) Inc., (as agent for the Fund) in the manner authorized by the Trustees of the Trust. IBT Fund Services (Canada) Inc. is a subsidiary of Investors Bank & Trust Company ("IBT"), the Fund's and the Portfolio's custodian. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT Fund Services (Canada) Inc. (as agent for the Portfolio), in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Fixed-income securities (other than short-term obligations), will normally be valued on the basis of market valuations furnished by a pricing service.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established, the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described under "How to Redeem Fund Shares."


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


IN THE CASE OF BOOK ENTRY:               IN THE CASE OF PHYSICAL DELIVERY:

Deliver through Depository Trust Co.     Investors Bank & Trust Company
Broker #2212                             Attention: EV Classic High Income Fund
Investors Bank & Trust Company           Physical Securities Processing
For A/C EV Classic High Income Fund        Settlement Area
                                         200 Clarendon Street
                                         Boston, MA 02116

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
-------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involunatry redemptions.


CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC") equal to 1% of the net asset value of redeemed shares. This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first out basis.

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.


No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholders Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option --  Dividends and capital gains will be reinvested in additional shares.
Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.
Cash Option --   Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are subject to a CDSC (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as the result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic High Income Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the twenty-second day of each month or the next business day thereafter. The Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute income to its shareholders. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent.


Certain distributions if declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.


Distributions of the Fund which are derived from net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Only a small portion, if any, of such distributions may be eligible for the dividends-received deduction for corporations subject to certain limitations.

Capital gains, if any, realized on sales of investments and on options and futures transactions during the fiscal year, which ends on March 31, will be offset by capital losses, including any capital loss carryovers, and will usually be distributed with the Fund's first monthly distribution paid after the close of such fiscal year. However, the Fund could make additional distributions of capital gains in any year in order to comply with the distribution requirements of the Code. Distributions that the Fund designates as long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any), withheld therefrom.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) and net capital gains that it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and net realized capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time.The Fund may quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (and that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.


The following chart reflects the annual investment returns of the Fund for one year periods ending March 31 and does not take into account any sales charge which investors may bear. The total return for the period prior to the Fund's commencement of operations on June 8, 1994 reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses.


                   5 Year Average Annual Total Return - 9.70%
                  10 Year Average Annual Total Return - 8.30%

                      1988                            1.52%
                      1989                           11.58%
                      1990                           (8.14%)
                      1991                           (2.84%)
                      1992                           38.21%
                      1993                           13.41%
                      1994                           10.28%
                      1995*                           1.56%
                      1996*                          12.25%
                      1997*                          11.44%

* If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had lower returns.

                                                                    APPENDIX A

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


SECURITIES IN WHICH THE PORTFOLIO MAY INVEST WILL INCLUDE THOSE IN THE FOLLOWING
CATEGORIES:


Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times and the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE DEBT RATINGS:
INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.


SECURITIES IN WHICH THE PORTFOLIO MAY INVEST WILL INCLUDE THOSE IN THE FOLLOWING
CATEGORIES:


BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


SPECULATIVE GRADE

Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.


B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.


C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


C1: The rating C1 is reserved for income bonds on which no interest is being paid.


D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


NR: Indicates that no public rating has been requested, because there is insufficient information on which to base a rating, or because Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTES: Debt which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such debt.


Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                                                    APPENDIX B

                            HIGH INCOME PORTFOLIO


                        ASSET COMPOSITION INFORMATION
                     FOR THE PERIOD ENDED MARCH 31, 1997


                                                                PERCENT OF
                                                                NET ASSETS
                                                                ----------


Preferred Stocks and Other Equity Securities ..............          2.0%

Short-Term Obligations ....................................          2.8%

Debt Securities -- Moody's Rating
    Ba ....................................................          8.1%
    B1 ....................................................         12.4%
    B2 ....................................................         24.8%
    B3 ....................................................         39.9%
    Caa ...................................................          7.0%
    Unrated ...............................................          3.0%
                                                                   -----
    Total .................................................        100.0%

The chart above indicates the weighted average composition of the securities held by the Portfolio for the fiscal year ended March 31, 1997, with the debt securities rated by Moody's separated into the indicated categories. The weighted average indicated above was calculated on a dollar weighted basis and was computed as at the end of each month during the year. The charge does not necessarily indicate what the composition of the Portfolio will be in the current and subsequent fiscal years.


For a description of Moody's ratings of fixed-income securities, see Appendix A to this Prospectus.

[LOGO]

EATON VANCE
-------------------
       Mutual Funds

EV CLASSIC HIGH INCOME FUND
--------------------------------------------------------------------------------


PROSPECTUS
AUGUST 1, 1997






EV CLASSIC
HIGH INCOME FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC HIGH INCOME FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                      C-HIP

                                    Part A
                     Information Required in a Prospectus


                                 EV MARATHON
                               HIGH INCOME FUND
-------------------------------------------------------------------------------


EV MARATHON HIGH INCOME FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE A HIGH LEVEL OF CURRENT INCOME. THE FUND INVESTS ITS ASSETS IN HIGH INCOME PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").


THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING UP TO 100% OF ITS ASSETS IN LOWER-RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS", THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT, THAN THOSE OF HIGHER-RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS AND INVEST FOR THE LONG TERM. SEE "THE FUND'S INVESTMENT OBJECTIVE" AND "INVESTMENT POLICIES AND RISKS."


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated August 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                                        PAGE                                                   PAGE
Shareholder and Fund Expenses .........................   2  How to Redeem Fund Shares .........................  11
The Fund's Financial Highlights .......................   3  Reports to Shareholders ...........................  12
The Fund's Investment Objective .......................   4  The Lifetime Investing Account/Distribution Options  13
Investment Policies and Risks .........................   4  The Eaton Vance Exchange Privilege ................  13
Organization of the Fund and the Portfolio ............   7  Eaton Vance Shareholder Services ..................  14
Management of the Fund and the Portfolio ..............   8  Distributions and Taxes ...........................  15
Distribution Plan .....................................   9  Performance Information ...........................  15
Valuing Fund Shares ...................................  10  Appendix A ........................................  17
How to Buy Fund Shares ................................  10  Appendix B ........................................  19
----------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES
-------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                            None
Sales Charges Imposed on Reinvested Distributions                       None
Fees to Exchange Shares                                                 None
Range of Declining Contingent Deferred Sales
  Charges Imposed on Redemptions during the First
  Seven Years (as a percentage of redemption
  proceeds exclusive of all reinvestments and
  capital appreciation in the account)                              5.00%-0%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
-------------------------------------------------------------------------------


Investment Adviser Fee                                                 0.61%
Rule 12b-1 Distribution (and Service) Fees                             0.95
Other Expenses                                                         0.21
                                                                       ----
    Total Operating Expenses                                           1.77%
                                                                       ====

EXAMPLE                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
An investor would pay the following
  contingent deferred sales charge
  and expenses on a $1,000
  investment, assuming (a) 5%
  annual return and (b) redemption
  at the end of each period:          $68         $96         $116        $208

An investor would pay the following
  expenses on the same investment,
  assuming (a) 5% annual return and
  (b) no redemptions:                 $18         $56         $ 96        $208


NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".


No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to the redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege".


The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".


THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The Fund's financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in the Fund's annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
------------------------------------------------------------------------------

                                                                  YEAR ENDED MARCH 31,
                       ----------------------------------------------------------------------------------------------------------
                         1997       1996       1995       1994       1993       1992       1991       1990        1989       1988
                        ------     ------     ------     ------     ------     ------     ------     ------      ------     ------
NET ASSET VALUE,
  beginning of year    $ 7.100    $ 6.920    $ 7.450    $ 7.480    $ 7.380    $ 6.120    $ 7.430    $ 9.230     $ 9.330    $10.380
                       -------    -------    -------    -------    -------    -------    -------    -------     -------    -------
INCOME (LOSS) FROM
OPERATIONS:
  Net investment
    income             $ 0.652    $ 0.665    $ 0.671    $ 0.697    $ 0.767    $ 0.825    $ 0.973    $ 1.053     $ 1.054    $ 1.041
  Net realized and
    unrealized gain
    (loss) on
    investments          0.120      0.189     (0.507)     0.047      0.170      1.356     (1.187)    (1.708)     (0.023)    (0.916)
                       -------    -------    -------    -------    -------    -------    -------    -------     -------    -------
    Total income
      (loss) from
      operations       $ 0.772    $ 0.854    $ 0.164    $ 0.744    $ 0.937    $ 2.181    $(0.214)   $(0.655)    $ 1.031    $ 0.125
                       -------    -------    -------    -------    -------    -------    -------    -------     -------    -------
LESS DISTRIBUTIONS:

  From net
    investment
    income             $(0.646)   $(0.665)   $(0.671)   $(0.697)   $(0.767)   $(0.825)   $(0.973)   $(1.078)    $(1.038)   $(1.030)
  In excess of net
    investment
    income(1)           (0.006)    (0.009)    (0.023)    (0.077)    (0.070)    (0.096)    (0.123)    (0.067)     (0.093)    (0.095)
  From realized
    capital gains          --         --         --         --         --         --         --         --          --      (0.050)
                       -------    -------    -------    -------    -------    -------    -------    -------     -------    -------
    Total
      distributions    $(0.652)   $(0.674)   $(0.694)   $(0.774)   $(0.837)   $(0.921)   $(1.096)   $(1.145)    $(1.131)   $(1.125)
                       -------    -------    -------    -------    -------    -------    -------    -------     -------    -------
NET ASSET VALUE, end
  of year              $ 7.220    $ 7.100    $ 6.920    $ 7.450    $ 7.480    $ 7.380    $ 6.120    $ 7.430     $ 9.230    $ 9.330
                       =======    =======    =======    =======    =======    =======    =======    =======     =======    =======
TOTAL RETURN(2)         11.37%     12.80%      2.51%     10.28%     13.41%     38.21%    (2.84)%    (8.14)%      11.58%      1.52%
RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of
    year
    (000 omitted)     $598,273   $496,966   $439,171   $399,259   $332,854   $252,967   $170,655   $214,075    $268,080   $231,648
  Ratio of net
    expenses to
    average
    daily net
    assets(3)            1.77%      1.78%      1.78%      1.82%      2.09%      2.19%      2.37%      2.20%       2.19%      2.02%
  Ratio of net
    investment
    income
    to average daily
    net assets           8.97%      9.38%      9.52%      9.09%     10.31%     12.00%     14.54%     12.12%      11.28%     10.89%
PORTFOLIO TURNOVER(4)     --         --          11%        96%        91%        82%        57%        53%         57%        59%

Notes:

(1) The Fund has followed the Statement of Position (SOP) 93-2: Determination,
    Disclosure and Financial Statement Presentation of Income, Capital Gain, and
    Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total Return is computed on a non-annualized basis.

(3) Includes the Fund's share of the Portfolio's allocated expenses.

(4) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included in the Fund's Annual Report.


THE FUND'S INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME. The Fund currently seeks to meet its investment objective by investing its assets in the High Income Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Portfolio seeks to invest a significant portion of its assets in high-yielding, high risk, fixed-income securities (commonly referred to as "junk-bonds"), to achieve this objective. The Fund's and the Portfolio's investment objectives are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio, respectively, without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval. The Fund may not be appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.


INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Portfolio normally is invested as follows:

  o at least 80% of its net assets in fixed- income securities, including convertible securities; and
  o up to 20% of its net assets in common stocks and other equity securities when consistent with its objective or acquired as part of a unit combining fixed-income and equity securities.


THE PORTFOLIO WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN THE LOWEST INVESTMENT GRADE AND LOWER RATED OBLIGATIONS (RATED BAA OR LOWER BY MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") OR BBB OR LOWER BY STANDARD & POOR'S RATINGS GROUP ("S&P")) AND UNRATED OBLIGATIONS. For a description of Moody's and S&P's ratings of fixed-income securities, see Appendix A to this Prospectus. Unrated bonds are generally regarded as being speculative and expose the investor to risks with respect to the issuer's capacity to pay interest and repay principal which are similar to the risks of lower rated bonds. At March 31, 1997, the Portfolio had approximately 93.7% of its assets invested in high yield, high risk bonds that were rated lower than investment grade or unrated. See Appendix B to this Prospectus for the Portfolio's asset composition information for the most recent fiscal year of the Fund.


The Portfolio invests a substantial portion of its assets in high yield, high risk securities issued in connection with mergers, acquisitions, leveraged buy-outs, recapitalizations and other highly leveraged transactions. These securities are subject to substantially greater credit risks than some of the other fixed-income securities in which the Portfolio may invest. These credit risks include the possibility of default or bankruptcy of the issuer. These securities are less liquid than other fixed-income securities. During periods of deteriorating economic conditions and contraction in the credit markets, the ability of issuers of such securities to service their debt, meet projected goals, or obtain additional financing may be impaired. For more detailed information about the risks associated with investing in such securities, see "Risk Considerations" below.

The Portfolio may also invest a portion of its assets in debt securities that are not paying current income in anticipation of the receipt of possible future income or capital appreciation. Interest and/or principal payments thereon could be in arrears when such securities are acquired, and the issuer may be in bankruptcy or undergoing a debt restructuring or reorganization. Such securities may be unrated or the lowest rated obligations (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. The Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. The Portfolio may also acquire other securities issued in exchange for such obligations or issued in connection with the debt restructuring or reorganization of the issuers, or where such acquisition, in the judgment of the Investment Adviser, may enhance the value of such obligations or would otherwise be consistent with the Portfolio's investment policies.

Although the Investment Adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverages, and earnings prospects. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Portfolio's objective depends more on the Investment Adviser's judgment and analytical abilities than would be the case if the Portfolio were investing primarily in securities in the higher rating categories.


When the Investment Adviser believes that it is appropriate to do so, for defensive purposes, such as during abnormal market or economic conditions, more than 35% of the Portfolio's assets may be temporarily invested in securities rated A or better by Moody's or S&P. All or a portion of the Portfolio's assets may be invested temporarily in cash or short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements.


FIXED-INCOME OBLIGATIONS. The fixed-income securities in which the Portfolio may invest include preferred and preference stocks and all types of debt obligations of both domestic and foreign issuers, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sale contracts, commercial paper, and obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, any foreign government or any of their respective political subdivisions, agencies or instrumentalities. Debt securities may bear fixed, fixed and contingent, variable or floating rates of interest. Investments in foreign securities may not exceed 25% of total assets.

The Portfolio may also invest a portion of its assets in loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the Portfolio may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Loan interests, which may take the form of participation interests in, assignments of or novations of a loan, may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions which have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve the risk of insolvency of the agent lending bank or other financial intermediary.


The Portfolio may hold up to 15% of its net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Section 4
(2) and Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. As of June 30, 1997, more than 14% of the Portfolio's assets were invested in liquid 144A securities.


INVESTMENT PRACTICES

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to hedge against fluctuations in interest rates, securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income portfolio or as a substitute for the purchase or sale of securities or currency. Options may be written to enhance income. The Portfolio's transactions in derivative instruments may include the purchase or sale of futures contracts on securities, (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits, and economic indices) or currencies; options on futures contracts; exchange-traded options on securities, indices or currencies; and forward contracts to purchase or sell currencies. All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in interest rates, securities prices or currency exchange rates; the inability to close out a position; tax constraints on closing out positions; default by the counterparty; imperfect correlation between a position and the desired hedge; and portfolio management constraints on disposing of securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Investment Adviser's use of derivative instruments will be advantageous to the Portfolio.

The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instrument and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets.


The Portfolio may write (sell) covered call and put options only with respect to up to 25% of its net assets. To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission (the "CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contacts the Portfolio has entered into. The Portfolio did not engage in such transactions during the fiscal year ended March 31, 1997, and there is no assurance that it will engage in such transactions in the future.

ADDITIONAL RISK CONSIDERATIONS
Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in below investment grade debt obligations (commonly referred to as "junk bonds") before making an investment in the Fund. The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio has placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase such securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities.


The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the timing of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

While the Investment Adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession.


The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities already held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio security holdings can be expected to decline. Changes in the credit quality of issuers of debt obligations held by the Portfolio will affect the principal value (and possibly the income earned) on such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The Portfolio will not dispose of a security solely because its rating is reduced below its rating at the time of purchase, although the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.

Interest and/or principal payments on securities in default may be in arrears when such securities are acquired, and the issuer may be in bankruptcy or undergoing a debt restructuring or reorganization. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to take possession of and manage assets securing the issuer's obligation on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

Loan interests generally are not rated by any nationally recognized rating service and are, at present, not readily marketable and may be subject to contractual restrictions on resale. An investment in restricted securities may involve relative greater risk and cost to the Portfolio because of their illiquidity. Moreover, liquid Rule 144A securities may increase the level of Portfolio illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.


Fixed-income securities that the Portfolio may invest in also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, in accordance with applicable law, the Fund's share of which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Portfolio may be required to liquidate other portfolio securities to enable the Fund to satisfy its distribution obligations.

Investing in foreign securities may represent a greater degree of risk than investing in domestic securities, because of the possibility of exchange rate fluctuations, less publicly-available financial and other information, more volatile and less liquid markets, less securities regulation, higher brokerage costs, imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions.


  THE FUND AND THE PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE, AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND THE PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". There are no annual meeting of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Effective March 31, 1998, the Trustees of the Trust have approved changing the name of the Fund to Eaton Vance High Income Fund and restructuring the Fund to become Class B shares. Another fund with the same investment objective and policies that also invests in the Portfolio will become Class C. It is anticipated that this restructuring will reduce Fund operating expenses, thereby enhancing long-term returns and improving operational flexibility. The conversion to the multiple-class structure will not be a taxable transaction or change the value or cost basis of existing shareholders' investments. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains than would be the case if the restructuring did not occur. This result could occur because allocation of the Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the Investment Adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change is to alter current tax obligations and tax obligations upon redemption (by the same amount).

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the invesments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus
    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                      ANNUAL        DAILY
CATEGORY   DAILY NET ASSETS                           ASSET RATE    INCOME RATE
-------------------------------------------------------------------------------


1          up to $500 million                         0.300%        3.00%
2          $500 million but less than $1 billion      0.275%        2.75%
3          $1 billion but less than $1.5 billion      0.250%        2.50%
4          $1.5 billion but less than $2 billion      0.225%        2.25%
5          $2 billion but less than $3 billion        0.200%        2.00%
6          $3 billion and over                        0.175%        1.75%

As of March 31, 1997, the Portfolio had net assets of $706,711,462. For the fiscal year ended March 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.61% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Hooker Talcott, Jr. has acted as the portfolio manager of the Portfolio since it commenced operations. Mr. Talcott has been a Vice President of Eaton Vance since 1987 and of BMR since 1992. Michael Weilheimer is the co-portfolio manager and has been a Vice President of Eaton Vance since 1992.

BMR places the portfolio transactions of the Portfolio for execution with many broker-dealer firms. Fixed-income securities are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms to execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for its services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION PLAN
-------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). UNDER THE PLAN, THE FUND PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF FUND SHARES. The Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Fund shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the shares sold by such Firms. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter by the Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and contingent deferred sales charges received by it) may exist indefinitely. During the fiscal year ended March 31, 1997, the Fund paid fees under the Plan equivalent to .75% of the Fund's average daily net assets. As of March 31, 1997, uncovered distribution charges amounted to approximately $17,708,000 (equivalent to 3.0% of the Fund's net assets). For more information, see "Distribution Plan" in the Statement of Additional Information.

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. This fee is paid quarterly in arrears based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. For the fiscal year ended March 31, 1997, the Fund paid or accrued service fees equivalent to .20% of the Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of uncovered distribution charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
--------------------------------------------------------------------------------


THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by IBT Fund Services (Canada) Inc., (as agent for the Fund) in the manner authorized by the Trustees of the Trust. IBT Fund Services (Canada) Inc. is a subsidiary of Investors Bank & Trust Company ("IBT"), the Fund's and the Portfolio's custodian. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT Fund Services (Canada) Inc. (as agent for the Portfolio), in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Fixed-income securities (other than short-term obligations), will normally be valued on the basis of market valuations furnished by a pricing service.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment in the Fund must be at least $1,000. Once an account has been established, the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described under "How to Redeem Fund Shares."


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


IN THE CASE OF BOOK ENTRY:               IN THE CASE OF PHYSICAL DELIVERY:

Deliver through Depository Trust Co.     Investors Bank & Trust Company
Broker #2212                             Attention: EV Marathon High Income Fund
Investors Bank & Trust Company           Physical Securities Processing
For A/C EV Marathon High Income Fund     Settlement Area
                                         200 Clarendon Street
                                         Boston, MA 02116

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
-------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involunatry redemptions.


CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of the other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first out basis. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

        YEAR OF REDEMPTION
          AFTER PURCHASE                                    CDSC
        --------------------------------------------------------
        First or Second                                      5%
        Third                                                4%
        Fourth                                               3%
        Fifth                                                2%
        Sixth                                                1%
        Seventh and following                                0%

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DISTRIBUTIONS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CDSC WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE IT WAS THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CDSC WOULD BE $50.


REPORTS TO SHAREHOLDERS
-------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option --  Dividends and capital gains will be reinvested in additional shares.
Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.
Cash Option --   Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares". The CDSC or early withdrawal charge schedule applicable to Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the EV Marathon High Income Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. The Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute income to its shareholders. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent.


Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Distributions of the Fund which are derived from net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Only a small portion, if any, of such distributions may be eligible for the dividends-received deduction for corporations subject to certain limitations.


Capital gains, if any, realized on sales of investments and on options and futures transactions during the fiscal year, which ends on March 31, will be offset by capital losses, including any capital loss carryovers, and will usually be distributed with the Fund's first monthly distribution paid after the close of such fiscal year. However, the Fund could make additional distributions of capital gains in any year in order to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Distributions that the Fund designates as long-term capital gains are taxable to shareholders as long-term capital gains whether received in cash or additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld therefrom.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) and net capital gains that it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and net realized capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time.

The Fund may publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the Fund's yield or total return may be in any future period.

The following chart reflects the annual investment returns of the Fund for one year periods ending March 31 and does not take into account any sales charge which investors may bear.


                   5 Year Average Annual Total Return - 10.00%
                   10 Year Average Annual Total Return - 8.45%

                      1988                            1.52%
                      1989                           11.58%
                      1990                           (8.14%)
                      1991                           (2.84%)
                      1992                           38.21%
                      1993                           13.41%
                      1994                           10.28%
                      1995                            2.51%
                      1996                           12.80%
                      1997                           11.37%

                                                                    APPENDIX A


DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


SECURITIES IN WHICH THE PORTFOLIO MAY INVEST WILL INCLUDE THOSE IN THE FOLLOWING
CATEGORIES:


Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE DEBT RATINGS:
INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.


SECURITIES IN WHICH THE PORTFOLIO MAY INVEST WILL INCLUDE THOSE IN THE FOLLOWING
CATEGORIES:


BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for bonds in higher rated categories.


SPECULATIVE GRADE

Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.


B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.


C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


C1: The rating C1 is reserved for income bonds on which no interest is being paid.


D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


NR: Indicates that no public rating has been requested, because there is insufficient information on which to base a rating, or because Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTES: Debt which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such debt.


Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                                                    APPENDIX B

                            HIGH INCOME PORTFOLIO


                        ASSET COMPOSITION INFORMATION
                   FOR THE FISCAL YEAR ENDED MARCH 31, 1997


                                                                PERCENT OF
                                                                NET ASSETS
                                                                ----------


Preferred Stocks and Other Equity Securities ..............         2.0%

Short-term Obligations ....................................         2.8%

Debt Securities -- Moody's Rating
    Ba ....................................................         8.1%
    B1 ....................................................        12.4%
    B2 ....................................................        24.8%
    B3 ....................................................        39.9%
    Caa ...................................................         7.0%
    Unrated ...............................................         3.0%
                                                                  ------
    Total .................................................       100.0%

The chart above indicates the weighted average composition of the securities held by the Portfolio for the fiscal year ended March 31, 1997, with the debt securities rated by Moody's separated into the indicated categories. The weighted average indicated above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in the current and subsequent fiscal years.


For a description of Moody's ratings of fixed-income securities, see Appendix A to this Prospectus.

[LOGO]

EATON VANCE
-------------------
       Mutual Funds

EV MARATHON
HIGH INCOME
FUND




PROSPECTUS
AUGUST 1, 1997






EV MARATHON
HIGH INCOME FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON HIGH INCOME FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                         M-HIP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        August 1, 1997


                         EV CLASSIC HIGH INCOME FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic High Income Fund (the "Fund"), High Income Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                               TABLE OF CONTENTS                          Page
                                    PART I
Additional Information about Investment Policies ...................       2
Investment Restrictions ............................................       6
Trustees and Officers ..............................................       7
Investment Adviser and Administrator  ..............................       9
Custodian ..........................................................      11
Service for Withdrawal .............................................      12
Determination of Net Asset Value ...................................      12
Investment Performance .............................................      13
Taxes ..............................................................      14
Principal Underwriter ..............................................      15
Portfolio Security Transactions ....................................      16
Other Information ..................................................      17
Independent Certified Public Accountants ...........................      19
Financial Statements ...............................................      19

                                   PART II
Fees and Expenses ..................................................     a-1
Distribution Plan ..................................................     a-2
Performance Information ............................................     a-3
Control Persons and Principal Holders of Securities ................     a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I
    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.


               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


OTHER FIXED-INCOME SECURITIES
    Included in the fixed-income securities in which the Portfolio may invest are preferred, preference and convertible stocks, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

    The Portfolio may purchase fixed-rate bonds which have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds the Portfolio obtains the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, the Portfolio will not assign any separate value to such right. The Portfolio may also purchase floating or variable rate obligations, which it would anticipate using as short-term investments pending longer term investment of its funds.

CONCENTRATION
    Although there is no current intention to do so, the Portfolio may invest up to 25% of its assets in securities of issuers in each of the electric, gas and telephone utility industries if, in the opinion of the Investment Adviser, the relative return available from such securities and the relative risk, marketability, quality or availability of securities of issuers in such industry justifies such an investment. The value of such investments may be affected to a greater degree by adverse developments in such industries. Industry-wide problems include the effects of fluctuating economic conditions, energy conservation practices, environmental regulations, high capital expenditures, construction delays due to pollution control and environmental considerations, uncertainties as to fuel availability and costs, increased competition in deregulated sectors of such industries and difficulties in obtaining timely and adequate rate relief from regulatory commissions. If applications for rate increases are not granted or are not acted upon promptly, the market prices of and interest or dividend payments on utility securities may be adversely affected.

LOAN INTERESTS
    A loan in which the Portfolio may acquire a loan interest (a "Loan Interest") is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent (the "Collateral Bank"), holds collateral (if any) on behalf of the lenders. These Loan Interests may take the form of participation interests in, assignments of or novations of a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired from U.S. or foreign banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of Loan Interests. The Portfolio may also acquire Loan Interests under which the Portfolio derives its rights directly from the borrower. Such Loan Interests are separately enforceable by the Portfolio against the borrower and all payments of interest and principal are typically made directly to the Portfolio from the borrower. In the event that the Portfolio and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Bank for their mutual benefit. The Portfolio may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

    The investment adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. The Investment Adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Portfolio does not have privity with the borrower, those institutions from or through whom the Portfolio derives its rights in a loan (the "Intermediate Participants"). From time to time the Investment Adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire such interests from the Portfolio or may be Intermediate Participants with respect to loans in which the Portfolio owns interests. Such banks may also act as Agents for loans in which the Portfolio owns interests.

    In a typical loan the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. The Portfolio will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Portfolio its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the Portfolio has direct recourse against the borrower, the Portfolio will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of the Portfolio and the other lenders pursuant to the applicable loan agreement.

    A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of the Portfolio were determined to be subject to the claims of the Agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants similar risks may arise.


    Purchasers of Loan interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.


    The Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. See Investment Restrictions
(1) and (5) below. For purposes of these restrictions, the Portfolio generally will treat the borrower as the "issuer" of a Loan Interest held by the Portfolio. In the case of loan participations where the Agent or Intermediate Participant serves as financial intermediary between the Portfolio and the borrower, the Portfolio, in appropriate circumstances, will treat both the Agent or Intermediate Participant and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

FOREIGN INVESTMENTS
    Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in foreign issuers may involve currencies of foreign countries, and since the Portfolio may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

    Since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Foreign stock markets, while growing in volume of trading activity, have substantially less volume than the Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS
    The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    At the maturity of a forward contract the Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

    The Portfolio does not intend to enter into forward foreign currency exchange contracts to protect the value of its portfolio securities on a regular continuous basis, and will not do so if, as a result, the Portfolio will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Portfolio also will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the securities held by the Portfolio's or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. The Portfolio generally will not enter into a forward contract with a term of greater than one year.

OPTIONS ON SECURITIES
    An options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

    Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


FUTURES CONTRACTS
    All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the CFTC. The Portfolio may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade.

    The Portfolio will engage in futures and related options transactions for bona fide hedging or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Except as stated below, the Portfolio's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS
    Transactions using forward contracts, futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high grade debt securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

LENDING PORTFOLIO SECURITIES
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee or all of a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans would be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finder's fees, justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. If the Investment Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the Portfolio's total assets. As of the present time, the Trustees of the Portfolio have not made a determination to engage in this activity, and have no present intention of making such a determination during the current fiscal year.

PORTFOLIO TURNOVER
    The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

    For the fiscal years ended March 31, 1997 and 1996, the portfolio turnover rates of the Portfolio were 78% and 88%, respectively.

    Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally exceed 100% (excluding turnover of securities having a maturity of one year or less).


                           INVESTMENT RESTRICTIONS


    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. As a matter of fundamental policy, the Fund may not:


    (1) With respect to 75% of total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;


    (2) Borrow money or issue senior securities except as permitted by the 1940 Act;


    (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

    (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (5) Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

    (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (8) Make loans to any person except by (i) the acquisition of debt securities and making portfolio investments, (ii) entering into repurchase agreements or (iii) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have adopted the following investment policies which may be changed with respect to the Fund by the Trustees of the Trust without approval by the Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, neither the Fund nor the Portfolio may (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes.); or (c) purchase or retain in its portfolio any securities issued by an issuer, any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of an investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in the lowest investment grade and lower rated and unrated debt obligations. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.


                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


M. DOZIER GARDNER (64), President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EV and EVC and a
  Director of EV and EVC. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Hawkes was elected Trustee of the Trust on December 16, 1991.

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Former Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

WILLIAM H. AHERN, JR. (38), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

JOHN P. RYNNE (54), Assistant Secretary of the Trust
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EVD and BMR. Mr. Rynne was elected an officer of the Trust on June 19, 1995.

MICHAEL B. TERRY (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991 - 1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995 and of the Portfolio on June 19, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Mr. Woodbury was elected Assistant Secretary of the Trust and the Portfolio on June 19, 1995. Officer of various investment companies managed by Eaton Vance or BMR.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial, fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Commitee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined by the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees, see "Fees and Expenses" in Part II.


                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement dated May 31, 1994. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short-term and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As at March 31, 1997, the Portfolio had net assets of $706,711,462. For the fiscal years ended March 31, 1997 and 1996, and for the period from the Portfolio's start of business, June 1, 1994 to March 31, 1995, the Portfolio paid BMR advisory fees of $3,683,894 $3,094,793, and $2,260,748, respectively (equivalent to 0.61%,
0.63% and 0.64% annualized of the Portfolio's average daily net assets for each such period).

    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    IBT Trust Company (Cayman), Ltd. maintains the Portfolio's principal office and certain of its records and provides administrative assistance in connection with meetings of the Portfolio's Trustees and interestholders.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes, and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner, Gardner and Hawkes are officers or Trustees of the Trust and/or the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Murphy, O'Connor, Rynne, Terry and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio and has custody of all the Portfolio's assets. Its subsidiary, IBT Fund Services (Canada) Inc., One First Canadian Place, King Street West, Toronto, Ontario, Canada, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In its capacity as custodian, IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges custody fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of the Fund and Portfolio net assets, and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and, hence, although they are a return of principal, may require the recognition of a taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he/she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Fixed-income securities (other than short-term obligations), will normally be valued on the basis of market valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and a complete redemption of the investment and, if applicable, the deduction of the CDSC at the end of the period. For further information regarding the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on the market value of such obligations and from dividends from equity securities based on stated annual rates, exclusive of special or extra distributions, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. This yield figure does not reflect the deduction of any CDSC which is imposed upon certain redemptions at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. For information concerning the yield of the Fund, see "Performance Information" in the Fund's Part II.


    The Principal Underwriter may also publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on the market value of such obligations and from dividends from equity securities based on stated annual rates, exclusive of special or extra distributions, (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.


    The Fund's total return may be compared to related indices, such as the Consumer Price Index, and various domestic securities indicies, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies.


    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

    Information showing the effects of compounding interest may be included in advertisements and other material furnished to present and prospective shareholders. Compounding is the process of earning interest on principal plus interest that was earned earlier.


    Evaluations of the Fund's performance including ratings and rankings made by independent sources, e.g. Lipper Analytical Services, Inc., CDA/Wiesenberger and Morningstar, Inc., may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders.


    Information, charts and illustrations showing comparative historical information of high-yielding bonds as represented by The First Boston High Yield Index over 10-year U.S. Treasury bonds may be used in advertisements and other material furnished to present or prospective shareholders. The First Boston High Yield Index is an unmanaged index of 713 high-yielding securities. The principal and interest of U.S. Treasury bonds are guaranteed by the United States Government, while high yield bonds, sometimes referred to as "junk bonds", are of lower quality than investment-grade bonds and U.S. Government securities. Rates are given for illustrative purposes only and are not meant to imply or predict actual results of an investment in the Fund.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


        -- cost associated with aging parents;
        -- funding a college education (including its actual and estimated cost);
        -- health care expenses (including actual and projected
           expenses);
        -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).


    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                    TAXES
    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended March 31, 1997. Because the Fund invests substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable and tax-exempt (if any) investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of its capital gain net income which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of the Fund's distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options, futures contracts and forward contracts in order to enable the Fund to maintain its status.

    The Portfolio may be subject to foreign income tax withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) arising from certain transactions in foreign securities. These taxes may be reduced or eliminated under the terms of an applicable tax convention between certain countries and the U.S. It is not expected that more than 50% of the value of the total assets of the Fund, taking into account its allocable share of the Portfolio's total assets at the close of any taxable year, of the Fund, will consist of securities issued by foreign corporations. Accordingly under the Code, the Fund will not be eligible to pass through to its shareholders their proportionate share of any foreign tax credits or deductions for foreign taxes paid by the Portfolio and allocated to the Fund. Certain foreign exchange gains and losses realized by the Fund will be treated as ordinary income and losses. Certain uses of foreign currency and foreign currency options, futures and forward contracts and investment by the Portfolio in certain "passive foreign investment companies" ("PFICs") may be limited or a tax election may be made, if available, in order to seek to preserve the Fund's qualification as a RIC and/or avoid imposition of an income tax on the Fund.

    The Portfolio's investment in zero coupon and certain securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.


    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution treated as long-term capital gains with respect to such shares. All or a portion of any loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the Fund are purchased (whether through the reinvestment of distributions or otherwise) within 30 days before or after such disposition.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States, (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER


    Under the Distribution Agreement, the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. For the amount paid to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in Part II.


                       PORTFOLIO SECURITY TRANSACTIONS


    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors including without limitation the size and type of the transaction, the general execution and operational capabilities of the executing firm, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the firm, the value and quality of services rendered by the firm in other transactions, and the reasonableness of the commission or spread, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different executing firms, and a particular firm may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with the broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering, the price paid by the Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid no brokerage commissions on portfolio transactions. During the period from the start of business, June 1, 1994 to March 31, 1995, the Portfolio paid brokerage commissions of $3,684 on portfolio security transactions, of which $569 was paid in respect of portfolio security transactions aggregating approximately $206,198 to firms which provided some research services to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                              OTHER INFORMATION


    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. On August 1, 1995, the Fund was reorganized as a series of the Trust. Prior thereto, the Fund was a series of Eaton Vance High Income Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon will be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission. Deloitte & Touche, Grand Cayman, Cayman Islands, British West Indies, are the independent certified public accountants of the Portfolio.

                             FINANCIAL STATEMENTS

    The audited financial statements of, and the independent auditors' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended March 31, 1997, as previously filed electronically with the Commission:

                         EV Classic High Income Fund
                            High Income Portfolio
                     (Accession No. 0000950109-97-004451)
                         EV Marathon High Income Fund
                            High Income Portfolio
                     (Accession No. 0000950109-97-004454)

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV CLASSIC HIGH INCOME FUND. The Fund became a series of the Trust on August 1, 1995.


                              FEES AND EXPENSES

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997 and 1996 and for the period from the start of business, June 1, 1994, to March 31, 1995, $67,984, $79,084 and $37,087, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $44,157 on sales of Fund shares. During the same period, the Fund paid or accrued sales commissions under the Plan aggregating $90,450, and the Principal Underwriter received approximately $15,000 in CDSCs which were imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,471,000. During the fiscal year ended March 31, 1997, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $30,259, of which $14,689 was paid to Authorized Firms, and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $332.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                        AGGREGATE           AGGREGATE         TOTAL COMPENSATION
                      COMPENSATION        COMPENSATION          FROM TRUST AND
NAME                    FROM FUND        FROM PORTFOLIO          FUND COMPLEX
----                    ---------        --------------          ------------
Donald R. Dwight .....    $35                $4,190(2)             $145,000(5)
Samuel L. Hayes, III .     31                 4,200(3)              155,000(6)
Noton H. Reamer ......     31                 4,064                 145,000
John L. Thorndike ....     32                 4,267(4)              148,750(7)
Jack L. Treynor ......     35                 4,390                 150,000
----------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $1,846 of deferred compensation.
(3) Includes $707 of deferred compensation.
(4) Includes $2,120 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                              DISTRIBUTION PLAN

    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing
(i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges under the Plan.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of the Fund's average daily net assets per annum. For the actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore paid to the Principal Underwriter under the Plan, and from CDSCs, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustees review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1-, 5- and 10-year periods ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on June 8, 1994 reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/or service fees and certain other expenses. If such adjustments were made, the performance would have been lower.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                 INVESTMENT      INVESTMENT
                                                   BEFORE           AFTER           TOTAL RETURN BEFORE        TOTAL RETURN AFTER
                                                  DEDUCTING       DEDUCTING          DEDUCTING THE CDSC       DEDUCTING THE CDSC*
     INVESTMENT     INVESTMENT     AMOUNT OF      THE CDSC        THE CDSC*     -------------------------   -----------------------
       PERIOD          DATE       INVESTMENT     ON 3/31/97      ON 3/31/97     CUMULATIVE     ANNUALIZED   CUMULATIVE    ANNUALIZED
       ------          ----       ----------     ----------      ----------     ----------     ----------   ----------    ----------
10 Years Ended
  3/31/97**           3/31/88       $1,000        $2,220.08       $2,220.08       122.01%         8.30%     122.01%        8.30%
5 Years Ended
  3/31/97**           3/31/92       $1,000        $1,588.87       $1,588.87        58.89%         9.70%      58.89%        9.70%
1 Year Ended
  3/31/97**           3/31/96       $1,000        $1,114.35       $1,104.35        11.44%        11.44%      10.44%       10.44%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 7.14%. If a portion of the Fund's expenses had not been allocated to Eaton Vance, the Fund would have had a lower yield.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc. New Brunswick, NJ was the record owner of approximately 29.8% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares on such date.

[LOGO]
EATON VANCE
-------------------
       Mutual Funds

EV CLASSIC HIGH INCOME FUND
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION
AUGUST 1, 1997




EV CLASSIC
HIGH INCOME FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------

INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC HIGH INCOME FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                     C-HISAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        August 1, 1997


                         EV MARATHON HIGH INCOME FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon High Income Fund (the "Fund"), High Income Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".


                              TABLE OF CONTENTS
                                                                          Page
                                    PART I


Additional Information about Investment Policies ......................       2
Investment Restrictions ...............................................       6
Trustees and Officers .................................................       7
Investment Adviser and Administrator ..................................       9
Custodian .............................................................      11
Service for Withdrawal ................................................      12
Determination of Net Asset Value ......................................      12
Investment Performance ................................................      13
Taxes .................................................................      14
Principal Underwriter .................................................      15
Portfolio Security Transactions .......................................      16
Other Information .....................................................      17
Independent Certified Public Accountants ..............................      19
Financial Statements ..................................................      19

                                   PART II
Fees and Expenses .....................................................     a-1
Distribution Plan .....................................................     a-2
Performance Information ...............................................     a-3
Control Persons and Principal Holders of Securities ...................     a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).


    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV MARATHON HIGH INCOME FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC HIGH INCOME FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON HIGH INCOME FUND. The Fund became a series of the Trust on August 1, 1995.

                              FEES AND EXPENSES


DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $3,889,686 on sales of Fund shares. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $4,169,802, and the Principal Underwriter received approximately $1,289,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997 the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $17,708,000. During the fiscal year ended March 31, 1997, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $1,016,419 of which $1,010,359 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $12,092.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):
                           AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                         COMPENSATION       COMPENSATION        FROM TRUST AND
NAME                       FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                       ---------       --------------        ------------
Donald R. Dwight .......     $693              $4,190(2)           $145,000(5)
Samuel L. Hayes, III ...      629               4,200(3)            155,000(6)
Norton H. Reamer .......      626               4,060               145,000
John L. Thorndike ......      644               4,267(4)            148,750(7)
Jack L. Treynor ........      692               4,390               150,000
------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $1,846 of deferred compensation.
(3) Includes $707 of deferred compensation.
(4) Includes $2,120 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                              DISTRIBUTION PLAN

    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing
(i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of a liability under such accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges under the Plan.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of the Fund's average daily net assets per annum. For actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all of these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from the sale of Fund shares and through amounts paid to the Principal Underwriter, including CDSCs pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION


    The table below indicates the cummulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1-, 5-, and 10-year periods ended March 31, 1997.

                         VALUE OF A $1,000 INVESTMENT

                                                   VALUE OF     VALUE OF
                                                  INVESTMENT   INVESTMENT
                                                    BEFORE        AFTER             TOTAL RETURN                TOTAL RETURN
                                                  DEDUCTING     DEDUCTING    BEFORE DEDUCTING THE CDSC    AFTER DEDUCTING THE CDSC
     INVESTMENT        INVESTMENT    AMOUNT OF     THE CDSC     THE CDSC*     ------------------------    ------------------------
       PERIOD             DATE      INVESTMENT    ON 3/31/97   ON 3/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
       ------             ----      ----------    ----------   ----------     ----------    ----------    ----------    ----------
10 Years
Ended 3/31/97           3/31/88       $1,000      $2,250.41     $2,250.41      125.04%         8.45%       125.04%         8.45%
5 Years
Ended 3/31/97           3/31/92       $1,000      $1,610.68     $1,591.11       61.07%        10.00%        59.11%         9.73%
1 Year
Ended 3/31/97           3/31/96       $1,000      $1,113.67     $1,063.67       11.37%        11.37%         6.37%         6.37%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
*No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 8.65%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 26.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[LOGO]
EATON VANCE
-------------------
       Mutual Funds

EV MARATHON
HIGH INCOME
FUND



STATEMENT OF ADDITIONAL INFORMATION
AUGUST 1, 1997




EV MARATHON
HIGH INCOME FUND
24 FEDERAL STREET
BOSTON, MA 02110



INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON HIGH INCOME FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                       M-HISAI

                                    PART C
                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS


        INCLUDED IN PART A:
            FOR EV CLASSIC HIGH INCOME FUND:
                Financial Highlights for the fiscal years ended March 31,
                  1997 and 1996 and for the period from the start of business, June 8, 1994 through March 31, 1995.

            FOR EV MARATHON HIGH INCOME FUND:
                Financial Highlights for the ten years ended March 31, 1997.

         INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
           CONTAINED IN THE ANNUAL REPORTS FOR THE FOLLOWING FUNDS, EACH DATED MARCH 31, 1997 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

             EV Classic High Income Fund (Accession No. 0000950109-97-004451) EV Marathon High Income Fund (Accession No. 0000950109-97-004454)
           The financial statements in each Fund's annual report include:
               Statement of Assets and Liabilities
               Statement of Operations
               Statements of Changes in Net Assets
               Financial Highlights
               Notes to Financial Statements
               Independent Auditors' Report

         ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL
           STATEMENTS OF HIGH INCOME PORTFOLIO, WHICH ARE CONTAINED IN THE FUNDS' ANNUAL REPORTS DATED MARCH 31, 1997:
              Portfolio of Investments
              Statement of Assets and Liabilities
              Statement of Operations
              Statement of Changes in Net Assets
              Supplementary Data
              Notes to Financial Statements
              Independent Auditors' Report

    (b) EXHIBITS:

      (1)(a) Amended and Restated Declaration of Trust dated August 17, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.


         (b) Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post- Effective Amendment No. 23 and incorporated herein by reference. (c) Amendment and Restatement of Establishment and Designation of Series of Shares dated May 7, 1996 filed as Exhibit (1)(d) to Post-Effective Amendment No. 30 and incorporated herein by reference.

         (d) Establishment and Designation of Classes of Shares of Beneficial Interest dated November 18, 1996 filed as Exhibit 1(e) to Post-Effective Amendment No. 31 and incorporated herein by reference.

      (2)(a)      By-Laws (As Amended November 3, 1986) filed as Exhibit
                  (2)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

         (b) Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (3)         Not applicable

      (4)         Not applicable

      (5)(a) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 filed as Exhibit (5)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

         (b) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 and incorporated herein by reference.


      (6)(a)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its Classic series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit No.
                  (6)(a)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.

      (2) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit
                  (6)(a)(2) to Post- Effective Amendment No. 34 and incorporated herein by reference.

      (3) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit No.
                  (6)(a)(3) to Post- Effective Amendment No. 34 and incorporated herein by reference.

      (4) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(4) to Post-Effective Amendment No. 34 and incorporated herein by reference.

      (5) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Liquid Assets Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(5) to Post-Effective Amendment No. 34 and incorporated herein by reference.

      (6) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(6) to Post-Effective Amendment No. 34 and incorporated herein by reference.

      (7) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(7) to Post-Effective Amendment No. 34 and incorporated herein by reference.


         (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.


      (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).


      (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to
                  Post-Effective Amendment No. 23 and incorporated herein by reference.

         (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 and incorporated herein by reference.

      (9)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series) and Eaton Vance Management dated July 31, 1995, with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 and incorporated herein by reference.

         (b)      Transfer Agency Agreement dated June 7, 1989 filed as
                  Exhibit 9(d) to Post-Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

         (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to Post-Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.


     (10)         Not applicable

     (11)(a) Consent of Independent Auditors for EV Classic High Income Fund filed herewith.

         (b) Consent of Independent Auditors for EV Marathon High Income Fund filed herewith.

         (c) Consent of Independent Auditors for High Income Portfolio filed herewith.

     (13)         Not applicable


     (14)(a) Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption Agreement and instructions filed as Exhibit No. 14(1) to Post-Effective Amendment #22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

         (b) Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with Adoption Agreements (1) Basic Profit-Sharing Retirement Plan, (2) Basic Money Purchase Pension Plan, (3) Thrift Plan Qualifying as Profit Sharing Plan, (4) Thrift Plan Qualifying as Money Purchase Plan, (5) Integrated Profit Sharing Retirement Plan, (6) Integrated Money Purchase Pension Plan filed as Exhibit 14(2) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

         (c) Individual Retirement Custodial Account (Form 5305-A) and Investment Instruction Form filed as Exhibit 14(3) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

         (d) Eaton & Howard, Vance Sanders Variable Pension Prototype Plan and Trust with Adoption Agreement filed as Exhibit 14(b) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

     (15)(a) Service Plan for Eaton Vance Government Obligations Fund (now EV Traditional Government Obligations Fund) dated July 7, 1993 filed as Exhibit (15)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.


            (1) Amendment to Service Plan for Eaton Vance Mutual Funds Trust on behalf of EV Traditional Government Obligations Fund adopted June 24, 1996 filed as Exhibit No. (15)(a)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.


         (b) Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 as Amended and Restated February 25, 1991 filed as Exhibit (15)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.


            (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Short-Term Treasury Fund adopted June 24, 1996 filed as Exhibit No. (15)(b)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.


         (c) Amended Distribution Plan for EV Classic Government Obligations Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 27, 1995 filed as Exhibit
                  (15)(c) to Post-Effective Amendment No. 22 and incorporated herein by reference.


            (1) Amendment to Amended Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of EV Classic Government Obligations Fund adopted June 24, 1996 filed as Exhibit No.
                  (15)(c)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.


         (d) Distribution Plan for EV Marathon Government Obligations Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 28, 1993 filed as Exhibit (15)(d) to Post-Effective Amendment No. 23 and incorporated herein by reference.


            (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of EV Marathon Government Obligations Fund adopted June 24, 1996 filed as Exhibit No. (15)(d) (1) to Post-Effective Amendment No. 34 and incorporated herein by reference.


         (e) Distribution Plan for EV Marathon High Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(e) to Post- Effective Amendment No. 25 and incorporated herein by reference.

         (f) Distribution Plan for EV Classic High Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(f) to Post- Effective Amendment No. 25 and incorporated herein by reference.

         (g) Distribution Plan for EV Classic Strategic Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(g) to Post-Effective Amendment No. 24 and incorporated herein by reference.

         (h) Distribution Plan for EV Marathon Strategic Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 24 and incorporated herein by reference.


         (i) Distribution Plan for Eaton Vance Liquid Assets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(i) to Post-Effective Amendment No. 25 and incorporated herein by reference.

            (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Liquid Assets Fund adopted June 24, 1996 filed as Exhibit No. (15)(i)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.


         (j) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(j) to Post- Effective Amendment No. 25 and incorporated herein by reference.


            (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit No. (15)(j)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.


         (k) Distribution Plan for EV ---Marathon ---Tax-Managed Growth Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated March 20, 1996 filed as Exhibit (15)(k) to Post-Effective Amendment No. 28 and incorporated herein by reference.

         (l) Service Plan for EV Traditional Tax-Managed Growth Fund dated March 20, 1996 filed as Exhibit (15)(l) to Post-Effective Amendment No. 28 and incorporated herein by reference.

         (m) Distribution Plan for EV Classic Tax-Managed Growth Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 1, 1996 filed as Exhibit (15)(m) to Post-Effective Amendment No. 30 and incorporated herein by reference.

     (16) Schedules for Computation of Performance Quotations filed herewith.


     (17)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated June 23, 1997, filed as Exhibit No. (17)(a) to
                  Post-Effective Amendment No. 35 and incorporated herein by reference.

         (b) Power of Attorney for Government Obligations Portfolio dated April 22, 1997 filed herewith.

         (c) Power of Attorney for High Income Portfolio dated February 14, 1997 filed herewith.

         (d) Power of Attorney for Strategic Income Portfolio dated April 22, 1997 filed herewith.

         (e) Power of Attorney for Cash Management Portfolio dated April 22, 1997 filed herewith.

         (f) Power of Attorney for Tax-Managed Growth Portfolio dated October 23, 1995 filed as Exhibit (17)(f) to Post-Effective Amendment No. 26 and incorporated herein by reference.

     (18) Multiple Class Plan for Institutional Shares dated November 18, 1996 filed as Exhibit (18) to Post-Effective Amendment No. 31 and incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                      (1)                                          (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
Shares of beneficial interest without par value            as of June 30, 1997
     Eaton Vance Short-Term Treasury Fund                            67
    EV Classic Government Obligations Fund                        3,309
    EV Marathon Government Obligations Fund                       3,318
  EV Traditional Government Obligations Fund                      8,806
          EV Classic High Income Fund                               443
         EV Marathon High Income Fund                            16,388
       EV Classic Strategic Income Fund                              39
       EV Marathon Strategic Income Fund                          5,421
      EV Classic Tax-Managed Growth Fund                          4,458
      EV Marathon Tax-Managed Growth Fund                        10,298
    EV Traditional Tax-Managed Growth Fund                        3,915
       Eaton Vance Cash Management Fund                           2,174
        Eaton Vance Liquid Assets Fund                              475
         Eaton Vance Money Market Fund                              777
         Eaton Vance Tax Free Reserves                              183

ITEM 27.  INDEMNIFICATION
    Article IV of the Trust's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.


    The distribution agreements of the Trust also provide for reciprocal indemnity of the Principal Underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the captions "Investment Adviser and Administrator" or "Investment Adiviser" in the Statements of Additional Information which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS


    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Growth Trust                    Eaton Vance Mutual Funds Trust
Eaton Vance Income Fund of Boston           Eaton Vance Prime Rate Reserves
Eaton Vance Investment Trust                Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals  Trust II            EV Traditional Worldwide Health
Eaton Vance Municipal Bond Fund L.P.          Sciences Fund, Inc.


    (b)


                 (1)                                            (2)                                            (3)
          NAME AND PRINCIPAL                            POSITIONS AND OFFICES                         POSITIONS AND OFFICE
           BUSINESS ADDRESS*                         WITH PRINCIPAL UNDERWRITER                          WITH REGISTRANT
          ------------------                         --------------------------                       --------------------
James B. Hawkes                                Vice President and Director                        Vice President and Trustee
William M. Steul                               Vice President and Director                        None
Wharton P. Whitaker                            President and Director                             None
Chris Berg                                     Vice President                                     None
Kate Bradshaw                                  Vice President                                     None
David B. Carle                                 Vice President                                     None
Daniel C. Cataldo                              Vice President                                     None
James S. Comforti                              Vice President                                     None
Raymond Cox                                    Vice President                                     None
Mark P. Doman                                  Vice President                                     None
Alan R. Dynner                                 Vice President                                     Secretary
James Foley                                    Vice President                                     None
Michael A. Foster                              Vice President                                     None
William M. Gillen                              Senior Vice President                              None
Hugh S. Gilmartin                              Vice President                                     None
Perry D. Hooker                                Vice President                                     None
Brian Jacobs                                   Senior Vice President                              None
Thomas P. Luka                                 Vice President                                     None
John Macejka                                   Vice President                                     None
Timothy D. McCarthy                            Vice President                                     None
Joseph T. McMenamin                            Vice President                                     None
Morgan C. Mohrman                              Senior Vice President                              None
James A. Naughton                              Vice President                                     None
Mark D. Nelson                                 Vice President                                     None
Linda D. Newkirk                               Vice President                                     None
James L. O'Connor                              Vice President                                     Treasurer
Thomas Otis                                    Secretary and Clerk                                None
George D. Owen, II                             Vice President                                     None
F. Anthony Robinson                            Vice President                                     None
Jay S. Rosoff                                  Vice President                                     None
Benjamin A. Rowland, Jr.                       Vice President, Treasurer and Director             None
Stephen M. Rudman                              Vice President                                     None
John P. Rynne                                  Vice President                                     Assistant Secretary
Kevin Schrader                                 Vice President                                     None
George V.F. Schwab, Jr.                        Vice President                                     None
Cornelius J. Sullivan                          Vice President                                     None
John M. Trotsky                                Vice President                                     None
David M. Thill                                 Vice President                                     None
Chris Volf                                     Vice President                                     None
Sue Wilder                                     Vice President                                     None

----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of the Portfolio are also maintained by IBT Trust Company (Cayman), Ltd., The Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor accounts and HI Portfolio and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, Kingstreet West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 21st day of July, 1997.

                                    EATON VANCE MUTUAL FUNDS TRUST

                                    By:  /s/ M. DOZIER GARDNER
                                    -------------------------------------------
                                             M. DOZIER GARDNER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                                TITLE                                  DATE
                ---------                                                -----                                  ----
                                                                 President, Principal
                                                                   Executive Officer and
/s/ M. DOZIER GARDNER                                              Trustee                                  July 21, 1997
--------------------------------------
    M. DOZIER GARDNER
                                                                 Treasurer and Principal
                                                                   Financial and Accounting
/s/ JAMES L. O'CONNOR                                              Officer                                  July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                                              Vice President, Trustee                    July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*                                            Trustee                                    July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                                        Trustee                                    July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                            Trustee                                    July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                           Trustee                                    July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                             Trustee                                    July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
    ----------------------------------
         ALAN R. DYNNER
         As Attorney-in-fact


                                  SIGNATURES

    High Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 21st day of July, 1997.

                                    HIGH INCOME PORTFOLIO

                                    By:  /s/ M. DOZIER GARDNER
                                    ------------------------------------------
                                             M. DOZIER GARDNER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE                                                  TITLE                                 DATE
               ---------                                                  -----                                 ----
                                                                 Trustee, President and
                                                                   Principal Executive
/s/ M. DOZIER GARDNER                                              Officer                                  July 21, 1997
--------------------------------------
    M. DOZIER GARDNER
                                                                 Treasurer and Principal
                                                                   Financial and Accounting
/s/ JAMES L. O'CONNOR                                              Officer                                  July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                                              Trustee                                    July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*                                            Trustee                                    July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                                        Trustee                                    July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                            Trustee                                    July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                           Trustee                                    July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                             Trustee                                    July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
    ----------------------------------
         ALAN R. DYNNER
         As Attorney-in-fact


                                              EXHIBIT INDEX

                                                                                       PAGE IN SEQUENTIAL
EXHIBIT NO.                DESCRIPTION                                                  NUMBERING SYSTEM
-----------                -----------                                                 ------------------
(11)(a)       Consent of Independent Auditors for EV Classic High
              Income Fund.
(11)(b)       Consent of Independent Auditors for EV Marathon High
              Income Fund.
(11)(c)       Consent of Independent Auditors for High Income
              Portfolio.
(16)          Schedules for Computation of Performance Quotations.
(17)(b)       Power of Attorney for Government Obligations Portfolio
              dated April 22, 1997.
(17)(c)       Power of Attorney for High Income Portfolio dated February 14, 1997.
(17)(d)       Power of Attorney for Strategic Income Portfolio dated April 22, 1997.
(17)(e)       Power of Attorney for Cash Management Portfolio dated April 22, 1997.
